PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets
Components of prepayments and other current assets as of December 31, 2022 and 2023 were as follows (RMB in millions):

	2022	2023
Prepayments and other deposits	5,019	6,919
Receivable related to financial services (Note 2)	3,403	4,193
Interest receivables	759	514
Prepaid expenses	240	168
Others	748	955

Total	10,169	12,749